October 12, 2007

VIA FEDERAL EXPRESS AND EDGAR

John Reynolds, Assistant Director

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Mail Stop 3561

Re:	United Refining Energy Corp.
Amendment No. 1 to Registration Statement on Form S-1
Filed September 7, 2007
File No. 333-144704

Dear Mr. Reynolds:

On behalf of United Refining Energy Corp. (the “Company”), we are electronically transmitting hereunder a conformed copy of Amendment No. 2 (“Amendment No. 2”) to the Registration Statement of the Company on Form S-1 reflecting comments set forth in the Staff’s letter to the Company dated October 10, 2007 (the Staff’s Letter”). Marked courtesy copies of this filing are being sent via overnight mail to Ronald Alper, Esq.

We wanted to inform you of additional changes in Amendment No. 2, which reflect a change in the terms of the offering and which can be summarized as follows:

1.	Deutsche Bank Securities Inc. and Maxim Group LLC shall act as joint bookrunners of this offering.

2.	The underwriters’ compensation has been modified such that the underwriters shall no longer receive a 1% non-accountable expense allowance. Instead, the underwriters shall receive a 4% underwriting discount upon consummation of the offering (rather than the previous 3%) and will continue to defer 3% of the underwriting discount for the benefit of the public stockholders until the closing of a business combination. Accordingly, the 3%/1%/3% structure of compensation has been supplanted by a 4%/3% structure.

3.	In the event the over-allotment option is exercised in full, to the extent the funds held in trust are less than $19.65 per share, the first $1,687,500 in interest earned on the trust account (net of taxes payable) will be used to cover such shortfall to bring the amount held in trust for the benefit of the public shareholders to an aggregate of $564,937,500 ($19.65 per share). In the event of a partial exercise of the over-allotment option, a pro rata portion of interest will be held in trust to reach $19.65 per share.

4.	The amount of interest earned on the trust account the Company may draw to fund working capital prior to the consummation of a business combination has been increased from $3,500,000 to $3,700,000.

5.	The underwriters’ compensation has been modified such that they will not receive a warrant solicitation fee.

In order to facilitate your review of this submission, we have restated and responded to each of the comments set forth in the Staff’s Letter on a point-by-point basis. The numbered paragraphs set forth below correspond to the numbered paragraphs in the Staff’s Letter. Page numbers refer to the marked copy of the enclosed submission.

General

1.	We note your response to comment one of our letter dated August 21, 2007 and your revised disclosure throughout the registration statement that the purchase price is $20.00 per unit. We further note your disclosure on page 46 in the second full risk factor and on page 113, that the factors considered in determining the price of the units include “history and prospects of companies whose principal business is the acquisition of other companies” and “prior offerings of those companies.” It appears that the company has significantly increased the price per unit in this offering in comparison to prior offerings of similar companies. Please explain the difference and revise accordingly. We may have further comment.

In consultation with the underwriters, the Company determined that the size of the offering should be $500 million. At a price of $10.00 per unit, such offering would result in the issuance by the Company of 144,750,000 (as opposed to 72,375,000 under the current offering structure) shares of common stock on a fully diluted basis, as illustrated in the table below:

50,000,000	shares of common stock included in the units
50,000,000	shares of common stock issuable upon exercise of the warrants included in the units
7,500,000	shares of common stock included in the over-allotment units
7,500,000	shares of common stock issuable upon exercise of the warrants included in the over-allotment units
2,500,000	shares of common stock included in the units subject to the underwriters’ unit purchase option
2,500,000	shares of common stock issuable upon exercise of the warrants included in the units subject to the underwriters’ unit purchase option
12,250,000	shares of common stock issuable upon exercise of the private placement warrants
12,500,000	shares of common stock issued to the insiders
144,750,000

The Company determined to double the per unit price to $20.00 per unit and halve the number of shares of common stock that would be outstanding on a fully diluted basis to provide a more manageable share count once the Company completes its initial public offering. The Company similarly reduced the number of shares of common stock (i) issued to the insiders (by means of a reverse stock split), (ii) subject to the over-allotment option, (iii) subject to the underwriters’ purchase option and (iv) issuable upon exercise of the private placement warrants. Accordingly, the price per unit in this offering is proportionately similar to prior offerings of similar companies with a price per unit of $10.00.

2.	We note your response to comment five of our previous letter and reissue in part our prior comment. Please revise the summary, risk factors and business sections, to include disclosure that the company may pursue acquisitions of businesses outside of management’s expertise. Also include disclosure in the summary and business sections that your disclosure regarding the energy industry may be irrelevant if the company pursues acquisitions outside of this industry.

The Company has revised Amendment No. 2 (pages 3, 34, 71) to make the requested disclosures.

3.	Please disclose the terms and conditions of the 5% warrant solicitation fee that may become payable to Maxim Group LLC in appropriate locations in the document.

As set forth above, the underwriters shall not be entitled to receive a 5% warrant solicitation fee. Accordingly, the Company has deleted references to the warrant solicitation fee from the Warrant Agreement (Exhibit 4.5) and added no further disclosures. Please also see our response to Comment No. 13 below.

Risk Factors, page 27

4.	We note the second risk factor on page 41 regarding your existing stockholder controlling the company and influencing certain actions requiring a stockholder vote. Please disclose whether the existing stockholder, or officers and directors, intend to purchase units or shares of common stock from the company in the offering or later private placements, or from persons in the open market or private transactions. If the existing stockholder, or officers and directors, do intend to make purchases, please discuss how the purchases may impact their ability to determine the outcome of matters requiring stockholder approval, such as a business combination. If the existing stockholder, or officers and directors, do not currently intend to make such purchases, please disclose the factors that they would consider to make purchases, including the ability to influence the stockholder vote to approve a business combination. Please briefly disclose any relevant information in the summary.

We are not aware of any present intention on the part of our sponsor, officers or directors to make any purchases in this offering or in the aftermarket. Although we do not know for certain the factors that would cause our sponsor, officers or directors to purchase our securities, we believe that some of the factors they would consider are: (i) the trading price of our securities, (ii) their aggregate investment in our securities, (iii) whether it appears that a substantial number of public stockholders are voting against a proposed business combination, and (iv) their interest in the target business once the target business has been identified. The Company has revised Amendment No. 2 (page 15) to make the requested disclosures.

However, the sponsor, directors and officers are not prohibited from purchasing shares of the Company’s common stock in the open market and/or in privately negotiated transactions. Any such privately negotiated transaction with a stockholder would include a contractual acknowledgement that such stockholder, although still the record holder of the Company common stock, is no longer the beneficial owner thereof and therefore agrees to vote such shares of common stock as directed by the sponsor, directors or officers, as the case may be. In the event the sponsor, directors or officers purchase shares in privately negotiated transactions from stockholders who have already cast votes against the proposed acquisition and requested redemption of their shares, such selling stockholders would be required to revoke their prior votes against the proposed acquisition and to revoke their prior elections to redeem their shares and to cast new votes in favor of the proposed acquisition. The revocation of prior negative votes and substitution therefor of votes in favor of the proposed acquisition would have the effect of reducing redemptions and increasing votes in favor of the proposed acquisition, thereby making it more likely that a proposed business combination would be approved. The Company has revised Amendment No. 2 (pages 15, 39) to make the requested disclosures.

Use of Proceeds, page 60

5.	We note your response to comment 25 of our previous letter. Please clarify whether the “Due Diligence of Prospective Target Businesses” includes activities by outside parties, the company’s officers and directors, or both.

The “Due Diligence of Prospective Target Businesses” entry includes activities by both outside parties and the Company’s officer and directors. Accordingly, this entry includes the legal and accounting expenses attendant to the due diligence investigations of a target business. However, it does not include the legal and accounting expenses attendant to structuring and negotiating a business combination, which are included as a separate line item.

Capitalization, page 67

6.	Note (1) to your table indicates that the as adjusted amounts assume full payment of the deferred discount to your underwriters. This does not appear to be consistent with your presentation of an as adjusted underwriter’s fee payable of $10.5 million and your disclosure in Note (5). Please advise or revise.

As indicated in Note (1), the as adjusted amounts assume full payment of the deferred discount net of $4,499,999 attributable to the possible redemption of common stock. To further clarify, we have revised Note (1) in Amendment No. 2 (page 67) to delete the word “full” from between “Assumes” and “payment”.

Proposed Business, page 71

Effecting a Business Combination, page 74

Sources of target businesses, page 75

7.	We note that you will not pay any of your existing officers, directors or stockholders, or any entity which they are affiliated, any finder’s fees or other compensation for services in connection with the business combination. Please disclose if these persons could receive such compensation from the target company and whether payment of finder’s fees or consulting fees to these persons will be a criterion in the selection process of an acquisition candidate. In addition, please describe any policy prohibiting your management’s pursuit of such fees or reimbursements from the acquisition target company. If you do not have such a policy, please explicitly state so and consider including an appropriate risk factor.

The Company has adopted a policy prohibiting our existing officers, directors and stockholder, or any entity with which they are affiliated, from receiving any finder’s fee or other compensation from a target company for services rendered in connection with a business combination. The Company has revised Amendment No. 2 (page 76) to make the requested disclosure.

Redemption Rights, page 80

8.	Please revise the statement on page 81 that requiring physical or electronic tendering of shares “would not result in any increased cost to stockholders” to take into account the possibility that shareholders elect conversion but the transaction is not approved. In such event, it appears that a shareholder might have to pay $35 to elect conversion when it would otherwise not be required.

The Company has revised Amendment No. 2 (pages 18, 81) to make the requested disclosure.

9.	Also, please revised page 81 to delete reference to a “put” right, which would suggest that shareholders have the right to force the company to purchase their shares.

The Company has revised Amendment No. 2 (pages 18, 81) to make the requested deletion.

10.	Please add a risk factor discussing the extra steps required to convert, the additional burden this places upon shareholders, and the time pressures and additional cost incurred as result of this step.

The Company has revised Amendment No. 2 (page 31) to add such disclosure.

11.	Please tell us whether there will be a minimum number of days between the mailing of the proxy statement and the vote to allow sufficient time to shareholders to complete the additional steps to convert.

We intend to give prior written notice of any meeting at which a vote shall be taken to approve a business combination during a period of not less than 10 days nor more than 60 days prior to any such meeting to allow sufficient time for stockholders to complete the additional steps to redeem their shares of common stock. The Company has revised Amendment No. 2 (pages 16, 31) to add such disclosure.

Financial Statements

Notes to Financial Statements

Note 3—Proposed Public Offering, F-9

12.	Considering the private placement warrants will be sold to an entity beneficially owned by your Chief Executive Officer, please disclose the fair value of these warrants and the amount of compensation expense to be recognized. As applicable, please expand MD&A to discuss the likely future effect of the issuance of the private placement warrants on your financial condition and results of operations.

The Company has concluded the warrants to be sold in the private placement to the sponsor for $2.00 per warrant will not result in a compensation expense because the $2.00 sales price equals at least the fair market value of the warrants (the $2.00 warrant purchase price in this offering is proportionately similar to a $1.00 warrant purchase price in an offering of $10.00 units). The Company has calculated the fair market value of the warrants largely taking into consideration the trading history of warrants of similar transactions (subsequent to the separation of the components of the units) and, to a smaller extent, various features applicable to the private placement warrants that support a modest discount.

In determining the market fair value of the warrants, the Company has analyzed a sample of similar transactions consummated during 2007 and, in doing so, reviewed the trading history of the public warrants for a period of no more than 90 days after the separation of the unit. Based on a sample size consisting of 34 companies currently seeking acquisitions (but not yet announced) which had a unit price of $8.00 or $10.00, the average daily closing prices during such period was $1.00 and since the Company’s units are being offered at $20.00, the Company expects the warrants to trade around $2.00.

In addition, the Company respectfully submits that, in determining the fair market value of the private placement warrants, one must consider certain features that support the application of a discount to fair market value. Neither these warrants, nor the underlying shares of common stock, are transferable until after the consummation of a business combination and they cannot be transferred in the public market unless registered under the Securities Act of 1933, as amended (“Act”). Although the holders of the private placement warrants have been granted demand and piggyback registration rights with respect to the warrants and underlying shares, these warrants are not exercisable until after the completion of a business combination (as to which some uncertainty exists). Building in the requisite time period to prepare and effect the filing of a registration statement with the Securities and Exchange Commission and the review process, it could be an additional six months following the consummation of a business combination before the warrants are transferable in the public markets. This is in contrast to the public warrants, which are transferable by the holders immediately upon separation of the units, the result of which is that such holders will have the opportunity to trade such warrants in the public market and realize a profit during the minimum 15 month period referred to above, from which the holders of the private placement warrants are foreclosed. Clearly, the lack of liquidity represents a greater risk for the investors in the private placement that justifies a corresponding discount to the purchase price of the warrants.

In order to reflect the above conclusion, the Company has added disclosure to page 11 stating, “We do not believe the sale of the warrants will result in a compensation expense because they are being sold at or above fair market value.” Additionally, the Company has added disclosure to Note 3 on page F-9 of the Registration Statement indicating, “The sale of the warrants to the sponsor will not result in the recognition of any stock-based compensation expense because they are being sold at or above fair market value.”

13.	Please disclose the terms and conditions of the 5% warrant solicitation fee that may become payable to Maxim Group LLC consistent with that disclosed in section 3.3.6(b) of your Warrant Agreement (Exhibit 4.5).

As indicated above, the underwriters shall not be entitled to receive a 5% warrant solicitation fee. Accordingly, the Company has deleted references to the warrant solicitation fee from the Warrant Agreement (Exhibit 4.5) and added no further disclosures. See also our response to Comment No. 3 above.

Should you have any questions concerning the foregoing responses, please contact me by telephone at (212) 956-5803 or Stuart Neuhauser, Esq. at (212) 370-1300.

Very truly yours,

UNITED REFINING ENERGY CORP.

By:	/s/ James E. Murphy
Name:	James E. Murphy
Title:	Chief Financial Officer

cc:	John A. Catsimatidis
Douglas S. Ellenoff, Esq.
Stuart Neuhauser, Esq.
Martin R. Bring, Esq.
Steven M. Skolnick, Esq.
John Kyrakides, CPA
Deutsche Bank Securities Inc.
Maxim Group LLC